Financial Instruments - Schedule of Contractual Maturity for Non-derivative Financial Liabilities with Agreed Repayment Periods (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 6,756,605	$ 18,523,328
Leases	$ 730,341	$ 852,759
Weighted average [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average effective interest rate %	42.50%	47.60%
Not later than 1 month [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 84,621	$ 2,274,610
Leases	13,369	13,359
1-3 months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	306,292	780,852
Leases	26,612	26,747
3 months to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	4,389,070	4,859,219
Leases	108,568	107,188
1 to 3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	1,976,622	8,148,457
Leases	192,487	239,919
3-6 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	0	2,460,191
Leases	269,519	262,356
More than 6 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Leases	$ 119,786	$ 203,187